Leases - Schedule of Future Minimum Lease Payments to be Received on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases
Minimum lease payments to be received, Total	¥ 5,449
Minimum lease payments to be received, Less than 1 year	887
Minimum lease payments to be received, 1 to 2 years	814
Minimum lease payments to be received, 2 to 3 years	813
Minimum lease payments to be received, 3 to 4 years	489
Minimum lease payments to be received, 4 to 5 years	486
Minimum lease payments to be received, More than 5 years	¥ 1,960